Shareholder Fees {- Fidelity Strategic Real Return Fund}	Nov. 29, 2021 USD ($)
09.30 Fidelity Strategic Real Return Fund Retail PRO-13 | Fidelity Strategic Real Return Fund
Shareholder Fees:
(fees paid directly from your investment)	none